Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities - 12 months ended Dec. 31, 2023 - Discontinued Operations [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	¥ 212	$ 30
Prepaid expenses and other current assets	104	15
Current assets	316	45
Weiliantong acquisition [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	9,497
Accounts receivable, net	937
Prepaid expenses and other current assets	893
Deferred tax assets-current	6,163
Current assets	17,490
Property and equipment, net	163
Intangible assets, net	190,021
Long term deposits and other non-current assets	136
Goodwill	75,742
Total assets	283,552
Current liabilities	101,594
Total liabilities	101,594
Total consideration	181,958
Acquisition of Chuangda Huizhi [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	168
Accounts receivable, net	97
Prepaid expenses and other current assets	15
Amounts due from related parties	6,563
Current assets	6,843
Intangible assets, net	100
Goodwill	4,971
Total assets	11,914
Current liabilities	11,814
Total liabilities	11,814
Total consideration	100
Acquisition Of SJ Verse [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Property and equipment, net	270	38
Goodwill	9,686	1,364
Total assets	10,272	1,447
Acquisition of SJ Verse [Member]
Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Current liabilities	303	42
Non-current liabilities	3,165	446
Total liabilities	3,468	488
10% Equity Value with non-controlling interests	(288)	(41)
Total consideration	¥ 7,092	$ 1,000